Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Sub-classifications of financial information
Carrying amount of financial assets	kr 320,399	kr 305,065
Cash collateral under the security agreements for derivative contracts	21,979	16,891
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	3,362	1,362
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	22,266	8,344
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	33,551	53,906
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	50,780	43,627
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	31,315	27,010
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	171,562	163,848
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	7,563	6,968
Credit risk
Sub-classifications of financial information
Net exposure	359,500	347,500
Adjustment to carrying amount from exposure	36,500	26,200
Carrying amount	396,000	373,600
Derivative exposure after netting	5,500	5,600
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	185,500	161,300
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	12,300	16,500
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,500	3,100
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure	4,200	4,000
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	30,900	45,700
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	123,100	116,900
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	35,200	26,200
Carrying amount of financial assets	333,500	314,300
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	131,700	110,400
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	12,300	16,500
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,500	3,100
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure	4,200	4,000
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	30,000	44,500
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	116,600	109,600
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure	100	(100)
Carrying amount of financial assets	3,400	1,400
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure	2,500
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	800	1,500
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	(100)
Carrying amount of financial assets	22,300	8,300
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	22,300	8,400
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(200)	0
Carrying amount of financial assets	33,600	53,900
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	3,200	3,300
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	7,900	10,600
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Sub-classifications of financial information
Net exposure	3,200	2,800
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure	4,200	4,000
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	13,200	26,700
Credit risk | Other interest-bearing securities except loans | Corporates
Sub-classifications of financial information
Net exposure	2,100	6,500
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	0	(200)
Carrying amount of financial assets	50,800	43,600
Credit risk | Loans in the form of interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	2,900
Credit risk | Loans in the form of interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure	500	900
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	47,400	42,900
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	21,900	16,900
Carrying amount of financial assets	31,300	27,000
Cash collateral under the security agreements for derivative contracts	22,000	16,900
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	1,100	900
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	4,100	5,100
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	3,400	4,000
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	800	100
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,600)	(1,000)
Carrying amount of financial assets	171,600	163,800
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	99,700	97,800
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	300	800
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	300	300
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	6,600	5,800
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	66,300	60,100
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	2,100	1,400
Carrying amount of financial assets	7,600	7,000
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	5,500	5,600
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure		0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	12,900	9,300
Carrying amount of financial assets	12,900	9,300
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	1,300	0
Contingent liabilities and commitments	62,500	59,300
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	53,800	50,800
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	900	1,200
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 6,500	kr 7,300